Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Leases
Terms of lease contracts (in years)	50 years
Right-of-use assets	$ 5,516		$ 5,747
Lease liabilities-current	3,216
Lease liabilities-non-current	3,049
Total lease liabilities	6,265		$ 6,357
Lease expenses	4,013
Sublease rental income	61
Cash paid on lease liabilities	3,886
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	$ 3,197
Weighted average remaining lease term (in years)	2 years 9 months 18 days
Weighted average discount rate	4.10%		3.97%
Lease payments:
Not later than 1 year	$ 3,402
Between 1 to 2 years	1,302
Between 2 to 3 years	878
Between 3 to 4 years	796
Between 4 to 5 years	268
Total lease payments (note)	6,646
Less: Discount factor	(381)
Total lease liabilities	6,265		$ 6,357
Future lease payments on lease not commenced	1,200
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses	311
Leases with lease terms greater than 12 months
Leases
Lease expenses	3,702
Offices
Leases
Right-of-use assets	5,281		4,877
Offices | United States
Leases
Right-of-use assets	$ 800
Existence of option to renew the lease	true
Offices | Hong Kong
Leases
Right-of-use assets	$ 900
Existence of option to terminate the lease	true
Advance notice period for lease termination option (in months)	3 months	3 months
Factories
Leases
Right-of-use assets	$ 112		383
Others
Leases
Right-of-use assets	123		$ 487
Others | United Kingdom
Leases
Accelerated amortization on right of use asset	$ 300
Minimum
Leases
Terms of lease contracts (in years)	1 year
Maximum
Leases
Terms of lease contracts (in years)	5 years
Maximum | Offices | United States
Leases
Renewal term of lease (in years)	3 years